Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable
	December 31, 2021	June 30, 2020
Accounts receivable, gross	$881,529	$826,683
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$881,529	$826,683